Offsets	Jul. 01, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	QXO, Inc.
Form or Filing Type	S-4
File Number	333-295973
Initial Filing Date	May 18, 2026
Fee Offset Claimed	$ 73,341.45
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	255,834,068
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,224,840,923.66
Termination / Withdrawal Statement	The Registrant previously registered $11,682,848,972.48 in aggregate offering amount of common stock pursuant to the Registration Statement on Form S-4 (File Number 333-295973) filed on May 18, 2026, as amended by Pre-Effective Amendment No. 1 filed on May 29, 2026 and Post-Effective Amendment No. 1 on Form S-8 to Registration Statement on Form S-4 filed on July 1, 2026 (the "Prior Registration Statement"). The offering of shares as merger consideration was completed on July 1, 2026; upon completion of the offering, there were unsold shares as merger consideration remaining for which a filing fee of $721,550.53 had been paid that may be used as an offset against future filings.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	QXO, Inc.
Form or Filing Type	S-4
File Number	333-295973
Filing Date	May 18, 2026
Fee Paid with Fee Offset Source	$ 73,341.45
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to such unsold shares under the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $43.86 of the total registration fees due under its Registration Statement on Form S-3ASR (File Number 333-297205), filed on July 1, 2026, leaving a remaining balance of $721,506.67 available for future fee offsets by the Registrant. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement of $73,341.45 from the fees previously paid in connection with the Prior Registration Statement, with $648,165.22 remaining to be applied to future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this Registration Statement.